Consolidated Statements of Financial Position - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Current assets
Cash	$ 1,114,033	$ 217,788
Accounts receivable (Note 25)	739,248	172,121
Biological assets (Note 5)	1,188,552	250,690
Inventory (Note 6)	3,306,312	1,124,360
Prepaid expenses and other assets	357,541	69,816
Total current assets	6,705,686	1,834,775
Marketable securities (Note 7)	610,092	585,035
Other investments and purchase deposits (Note 9)	750,000	187,812
Property and equipment (Note 12)	5,742,584	1,151,799
Intangible assets and goodwill (Note 13)	399,338	4,997
TOTAL ASSETS	14,207,700	3,764,418
Current liabilities
Accounts payable and accrued liabilities	1,766,707	1,059,971
Current portion of lease liabilities (Note 11)	624,935	100,277
Current portion of long-term debt (Note 14)	843,900	46,099
Business acquisition consideration payable (Note 8)	358,537
Interest payable (Note 14)	13,750	9,367
Derivative liabilities (Note 15)		583,390
Income tax (Note 26)	254,631
Total current liabilities	3,862,460	1,799,104
Accrued liabilities (Note 10)	123,413	389,816
Lease liabilities (Note 11)	1,735,503	16,630
Long-term debt (Note 14)	1,365,761	753,715
Convertible debentures (Note 15)		1,739,678
Deferred rent		10,494
TOTAL LIABILITIES	7,087,137	4,709,437
EQUITY
Share capital (Note 19)	20,499,031	14,424,341
Shares issuable (Notes 8,19)	74,338
Contributed surplus (Notes 20, 21)	6,407,935	4,070,264
Accumulated other comprehensive income (loss)	(90,378)	(12,197)
Accumulated deficit	(21,804,349)	(19,394,044)
Equity attributable to shareholders	5,086,577	(911,636)
Non-controlling interest (Note 31)	2,033,986	(33,383)
TOTAL EQUITY	7,120,563	(945,019)
TOTAL LIABILITIES AND EQUITY	$ 14,207,700	$ 3,764,418